UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1:	Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value• ($000)
Common Stocks (93.4%)
Consumer Discretionary (10.2%)
*	DIRECTV Group, Inc.	28,720,807	744,156
	Sony Corp. ADR	12,075,000	528,160
	TJX Cos., Inc.	12,844,800	404,226
1	Whirlpool Corp.	5,585,000	344,762
	Target Corp.	5,019,000	233,333
*	Kohl's Corp.	5,167,400	206,903
	The Walt Disney Co.	5,650,000	176,280
	Eastman Kodak Co.	9,000,000	129,870
*	Amazon.com, Inc.	1,502,600	110,186
*	Bed Bath & Beyond, Inc.	3,345,975	94,022
	Mattel, Inc.	4,533,700	77,617
	Best Buy Co., Inc.	1,575,000	62,370
	Lowe's Cos., Inc.	2,450,000	50,837
*	Viacom Inc. Class B	1,378,200	42,090
	Carnival Corp.	1,200,000	39,552
	Abercrombie & Fitch Co.	375,000	23,505
	Comcast Corp. Class A	831,450	15,773

			3,283,642
Consumer Staples (1.7%)
	Costco Wholesale Corp.	6,900,000	483,966
	Avon Products, Inc.	1,600,000	57,632

			541,598
Energy (8.9%)
	Noble Energy, Inc.	5,960,000	599,338
	Schlumberger Ltd.	5,098,500	547,732
	Hess Corp.	3,000,000	378,570
	Peabody Energy Corp.	4,100,000	361,005
	EOG Resources, Inc.	2,245,000	294,544
*	Plains Exploration & Production Co.	3,869,620	282,366
	EnCana Corp.	2,232,000	202,956
	ConocoPhillips Co.	900,000	84,951
*	Patriot Coal Corp.	360,000	55,184
	Murphy Oil Corp.	350,000	34,318
	Noble Corp.	470,000	30,531
*	National Oilwell Varco Inc.	13,000	1,153

			2,872,648
Financials (4.2%)
	Marsh & McLennan Cos., Inc.	13,678,000	363,151
*	Berkshire Hathaway Inc. Class B	65,600	263,187
	Bank of New York Mellon Corp.	3,962,280	149,893
	Discover Financial Services	10,140,800	133,554
	The Chubb Corp.	2,400,000	117,624
	American International Group, Inc.	4,277,300	113,177
	AFLAC Inc.	980,000	61,544
	JPMorgan Chase & Co.	880,000	30,193
	Wells Fargo & Co.	1,150,000	27,312
	Progressive Corp. of Ohio	1,180,000	22,090
	Capital One Financial Corp.	505,000	19,195
	State Street Corp.	180,000	11,518
	Fannie Mae	300,000	5,853
	Freddie Mac	295,000	4,838
	Fifth Third Bancorp	445,000	4,530
*	SLM Corp.	110,000	2,129
	Citigroup, Inc.	60,000	1,006
	Washington Mutual, Inc.	100,000	493

			1,331,287
Health Care (21.6%)
	Eli Lilly & Co.	25,703,500	1,186,474
	Medtronic, Inc.	20,606,652	1,066,394
	Novartis AG ADR	18,849,765	1,037,491
*	Biogen Idec Inc.	13,750,893	768,537
*	Amgen, Inc.	15,087,100	711,508
	Roche Holdings AG	3,050,000	548,306
*	Boston Scientific Corp.	37,877,610	465,516
*	Genzyme Corp.	4,400,000	316,888
1	Applera Corp.-Applied Biosystems Group	8,799,800	294,617
	GlaxoSmithKline PLC ADR	5,675,000	250,948
*,1	Millipore Corp.	2,820,000	191,365
	Wyeth	1,160,000	55,634
*	Sepracor Inc.	2,200,000	43,824
*	Genentech, Inc.	66,800	5,070
	Sanofi-Aventis ADR	90,000	2,991

			6,945,563
Industrials (9.8%)
	FedEx Corp.	13,591,800	1,070,898
	Southwest Airlines Co.	34,118,300	444,903
	Caterpillar, Inc.	5,256,900	388,064
	United Parcel Service, Inc.	3,515,000	216,067
	Union Pacific Corp.	2,501,300	188,848
	Deere & Co.	2,570,000	185,374

	Honeywell International Inc.	3,317,600	166,809
	The Boeing Co.	1,274,650	83,770
	Canadian Pacific Railway Ltd.	1,228,700	81,266
*,^,1	AMR Corp.	15,219,100	77,922
	Donaldson Co., Inc.	1,600,000	71,424
	Granite Construction Co.	1,500,000	47,295
	C.H. Robinson Worldwide Inc.	853,500	46,806
*,1	Alaska Air Group, Inc.	2,540,000	38,964
	Pall Corp.	750,000	29,760
	3M Co.	300,000	20,877
	Norfolk Southern Corp.	30,500	1,911
	Canadian National Railway Co.	13,600	654

			3,161,612
Information Technology (26.8%)
*	Adobe Systems, Inc.	25,055,000	986,916
*	Oracle Corp.	41,550,600	872,563
	Texas Instruments, Inc.	30,935,000	871,130
	Microsoft Corp.	26,490,000	728,740
*	Google Inc.	1,097,500	577,746
*,1	Intuit, Inc.	17,300,000	476,961
	QUALCOMM Inc.	10,733,000	476,223
	Hewlett-Packard Co.	8,650,000	382,417
	Corning, Inc.	16,280,400	375,263
	Intel Corp.	17,300,000	371,604
*	EMC Corp.	22,229,200	326,547
*,1	Citrix Systems, Inc.	9,950,000	292,630
*	Symantec Corp.	12,009,200	232,378
*	Micron Technology, Inc.	36,512,373	219,074
*	eBay Inc.	6,625,000	181,061
	Accenture Ltd.	4,136,200	168,426
^	LM Ericsson Telephone Co. ADR Class B	16,127,714	167,728
	Applied Materials, Inc.	7,435,000	141,934
*	NVIDIA Corp.	6,900,000	129,168
	KLA-Tencor Corp.	2,691,000	109,551
1	Plantronics, Inc.	4,701,500	104,938
	Motorola, Inc.	14,170,000	104,008
	ASML Holding NV (New York Shares)	3,623,111	88,404
*	Nortel Networks Corp.	7,472,040	61,420
*	Rambus Inc.	2,500,000	47,675
*	Cisco Systems, Inc.	1,500,000	34,890
*	Dell Inc.	1,380,000	30,194
*	Yahoo! Inc.	882,400	18,230
*	Entegris Inc.	2,583,472	16,922
*	Agilent Technologies, Inc.	107,681	3,827
*	Verigy Ltd.	13,184	299

			8,598,867
Materials (9.8%)
	Potash Corp. of Saskatchewan, Inc.	6,243,300	1,427,031
	Monsanto Co.	6,351,460	803,079
	Praxair, Inc.	3,850,100	362,833
	Alcoa Inc.	4,854,000	172,899
	Weyerhaeuser Co.	2,377,231	121,572
	Freeport-McMoRan Copper & Gold, Inc. Class B	600,000	70,314
*	Domtar Corp.	12,582,723	68,576
^	Vulcan Materials Co.	1,000,000	59,780
	Dow Chemical Co.	1,500,000	52,365
	Rohm & Haas Co.	20,000	929

			3,139,378
Telecommunication Services (0.3%)
	Sprint Nextel Corp.	11,202,000	106,419

Utilities (0.1%)
*	AES Corp.	1,615,000	31,024

Total Common Stocks (Cost $20,658,816)			30,012,038
Temporary Cash Investments (7.3%)
Money Market Fund (7.3%)
2	Vanguard Market Liquidity Fund, 2.405% (Cost $2,328,513)	2,328,513,048	2,328,513
Total Investments (100.7%) (Cost $22,987,329)			32,340,551
Other Assets and Liabilities-Net (-0.7%)			(215,472)
Net Assets (100%)			32,125,079

*			Non-income-producing security.
^			Part of security position is on loan to broker-dealers.
1			Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2			Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At June 30, 2008, the cost of investment securities for tax purposes was $22,987,329,000. Net unrealized appreciation of investment securities for tax purposes was $9,353,222,000, consisting of unrealized gains of $12,233,324,000 on securities that had risen in value since their purchase and $2,880,102,000 in unrealized losses on securities that had fallen in value since their purchase.

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	September 30, 2007		Proceeds from		June 30, 2008
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alaska Air Group, Inc.	58,649	-	-	-	38,964
AMR Corp.	na¹	233,108	115,486	-	77,922
Applera Corp.-Applied Biosystems Group	na¹	-	4,999	1,502	294,617
Citrix Systems, Inc.	401,184	-	-	-	292,630
Intuit, Inc.	na¹	16,636	-	-	476,961
Millipore Corp.	213,756	-	-	-	191,365

Plantronics, Inc.	134,228	-	-	705	104,938
Pogo Producing Co.	173,139	-	-	-	na²
Tektronix, Inc.	132,359	-	181,313	286	-
Whirlpool Corp.	356,400	121,103	-	6,265	344,762

	1,469,715			8,758	1,822,159

¹ At September 30, 2007, the issuer was not an affiliated company of the fund.
² In November 2007, Pogo Producing Co. merged with Plains Exploration & Production Co.
At June 30, 2008, Plains Exploration & Production Co. was not an affiliated company of the fund.

Vanguard Target Retirement Income Fund
Schedule of Investments
As of June 30, 2008

	Shares	Market Value ($000)
Investment Companies (104.7%)
U.S. Stock Funds (25.0%)
Vanguard Total Stock Market Index Fund Investor Shares	16,122,054	503,330
Vanguard Total Stock Market ETF	123,358	7,906
		511,236
Bond Funds (68.2%)
Vanguard Total Bond Market Index Fund Investor Shares	96,162,804	964,513
Vanguard Inflation-Protected Securities Fund Investor Shares	33,664,750	427,206
		1,391,719
International Stock Funds (6.3%)
Vanguard European Stock Index Fund Investor Shares	1,994,163	69,577
Vanguard Pacific Stock Index Fund Investor Shares	2,640,938	31,295
Vanguard Emerging Markets Stock Index Fund Investor Shares	934,746	27,341
		128,213
Money Market Fund (5.2%)
Vanguard Prime Money Market Fund Investor Shares	107,038,918	107,039
Total Investment Companies (Cost $2,134,253)		2,138,207
Other Assets and Liabilities - Net (-4.7%)		(96,424)
Net Assets (100%)		2,041,783

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2008, the cost of investment securities for tax purposes was $2,134,253,000. Net unrealized appreciation of investment securities for tax purposes was $3,954,000, consisting of unrealized gains of $15,778,000 on securities that had risen in value since their purchase and $11,824,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2005 Fund

Schedule of Investments

As of June 30, 2008

	Shares	Market Value ($000)
Investment Companies (100.2%)
U.S. Stock Funds (33.7%)
Vanguard Total Stock Market Index Fund Investor Shares	19,467,971	607,790
Vanguard Total Stock Market ETF	200,000	12,818
		620,608
Bond Funds (56.1%)
Vanguard Total Bond Market Index Fund Investor Shares	77,531,537	777,641
Vanguard Inflation-Protected Securities Fund Investor Shares	20,287,719	257,451
		1,035,092
International Stock Funds (8.4%)
Vanguard European Stock Index Fund Investor Shares	2,420,400	84,448
Vanguard Pacific Stock Index Fund Investor Shares	3,230,620	38,283
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,128,249	33,001
		155,732
Money Market Fund (2.0%)
Vanguard Prime Money Market Fund Investor Shares	36,160,082	36,160
Total Investment Companies (Cost $1,830,040)		1,847,592
Other Assets and Liabilities - Net (-0.2%)		(4,279)
Net Assets (100%)		1,843,313

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2008, the cost of investment securities for tax purposes was $1,830,040,000. Net unrealized appreciation of investment securities for tax purposes was $17,552,000, consisting of unrealized gains of $22,484,000 on securities that had risen in value since their purchase and $4,932,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2010 Fund

Schedule of Investments

As of June 30, 2008

	Shares	Market Value ($000)
Investment Companies (100.2%)
U.S. Stock Funds (43.6%)
Vanguard Total Stock Market Index Fund Investor Shares	36,145,686	1,128,468
Vanguard Total Stock Market ETF	14,400	923
		1,129,391
Bond Funds (45.7%)
Vanguard Total Bond Market Index Fund Investor Shares	103,902,910	1,042,146
Vanguard Inflation-Protected Securities Fund Investor Shares	11,265,533	142,960
		1,185,106
International Stock Funds (10.9%)
Vanguard European Stock Index Fund Investor Shares	4,400,048	153,518
Vanguard Pacific Stock Index Fund Investor Shares	5,866,629	69,520
Vanguard Emerging Markets Stock Index Fund Investor Shares	2,060,557	60,271
		283,309
Total Investment Companies (Cost $2,721,733)		2,597,806
Other Assets and Liabilities - Net (-0.2%)		(4,669)
Net Assets (100%)		2,593,137

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2008, the cost of investment securities for tax purposes was $2,721,733,000. Net unrealized depreciation of investment securities for tax purposes was $123,927,000, consisting of unrealized gains of $4,969,000 on securities that had risen in value since their purchase and $128,896,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2015 Fund

Schedule of Investments

As of June 30, 2008

	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (50.5%)
Vanguard Total Stock Market Index Fund Investor Shares	129,822,521	4,053,059
Vanguard Total Stock Market ETF	1,105,600	70,858
		4,123,917
Bond Funds (36.8%)
Vanguard Total Bond Market Index Fund Investor Shares	298,955,960	2,998,528

International Stock Funds (12.7%)
Vanguard European Stock Index Fund Investor Shares	16,104,700	561,893
Vanguard Pacific Stock Index Fund Investor Shares	21,480,840	254,548
Vanguard Emerging Markets Stock Index Fund Investor Shares	7,501,657	219,424
		1,035,865
Total Investment Companies (Cost $8,194,562)		8,158,310
Other Assets and Liabilities - Net (0.0%)		(1,028)
Net Assets (100%)		8,157,282

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2008, the cost of investment securities for tax purposes was $8,194,562,000. Net unrealized depreciation of investment securities for tax purposes was $36,252,000, consisting of unrealized gains of $88,950,000 on securities that had risen in value since their purchase and $125,202,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2020 Fund

Schedule of Investments

As of June 30, 2008

	Shares	Market Value ($000)
Investment Companies (97.4%)
U.S. Stock Funds (55.1%)
Vanguard Total Stock Market Index Fund Investor Shares	66,890,403	2,088,318
Vanguard Total Stock Market ETF	55,400	3,551
		2,091,869
Bond Funds (28.5%)
Vanguard Total Bond Market Index Fund Investor Shares	107,814,386	1,081,378

International Stock Funds (13.8%)
Vanguard European Stock Index Fund Investor Shares	8,153,426	284,473
Vanguard Pacific Stock Index Fund Investor Shares	10,892,725	129,079
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,801,127	111,183
		524,735
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.405%	1,225,178	1,225
Total Investment Companies (Cost $3,934,554)		3,699,207
Other Assets and Liabilities - Net (2.6%)		98,941
Net Assets (100%)		3,798,148

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2008, the cost of investment securities for tax purposes was $3,934,554,000. Net unrealized depreciation of investment securities for tax purposes was $235,347,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

CHESTER304

CHESTER695

CHESTER305

CHESTER696

CHESTER306

CHESTER699

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 19, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.